CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 146,490	$ 60,981	$ 27,321
Accounts receivable, net	7,006	10,401	12,275
Inventories, net	16,126	15,008	21,477
Prepaid expenses and other current assets	3,401	2,566	2,789
Total current assets	173,023	88,956	63,862
Property, equipment and software, net of accumulated depreciation and amortization of $14,244 and $13,158, respectively	4,350	2,616	1,983
Right-of-use assets, net	732	928	990
Intangible assets, net of accumulated amortization of $9,502 and $5,082, respectively	8,572	11,729	5,557
Other assets	50	49	40
Total assets	186,727	104,278	72,432
Current liabilities:
Accounts payable	3,305	2,933	2,410
Accrued and other current liabilities	9,559	8,202	9,703
Short-term lease liabilities	402	633	804
Total current liabilities	13,266	11,768	12,917
Long-term lease liabilities	369	333	219
Warrant liabilities	0	112	163
Other long-term liabilities	3,305	6,317	0
Total liabilities	16,940	18,530	13,299
Commitments and contingencies (Note 6)
Redeemable convertible preferred stock, $0.000001 par value; 10,000,000 shares authorized; 0 and 341,496,158 shares issued and outstanding at September 30, 2025 and December 31, 2024.	0	378,150	320,161
Stockholders' equity (deficit):
Common stock, $0.000001 par value; 500,000,000 shares authorized; 18,238,462 shares and 434,720 shares issued and outstanding at September 30, 2025 and December 31, 2024, respectively	0	0	0
Additional paid-in-capital	516,273	28,368	17,676
Accumulated deficit	(346,032)	(320,250)	(277,865)
Accumulated other comprehensive loss	(454)	(520)	(839)
Total stockholders' equity (deficit)	169,787	(292,402)	(261,028)
Total liabilities, redeemable convertible preferred stock and stockholders' equity (deficit)	$ 186,727	$ 104,278	$ 72,432